Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedges (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount	€ (311)	€ 328	€ (160)
Carrying amount - asset	223	557	353
Carrying amount - liability	(534)	(229)	(513)
Change in cash flow hedge reserve	22	144	(67)
Gain (loss) recognized in other comprehensive income	3	179	(53)
Reclassification in financial result	21	(38)	(22)
Reclassification in operating income for the period	1	1	(1)
Reclassification in initial carrying amount of hedged item	(3)	2	9
Cash flow hedge reserve	(100)	(123)	(267)
o/w related to unmatured hedging instruments	(541)	(542)	(721)
o/w related to discontinued hedges	440	418	454
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	216	554	351
Carrying amount - liability	(502)	(190)	(479)
Change in cash flow hedge reserve	6	148	(83)
Gain (loss) recognized in other comprehensive income	(16)	184	(45)
Reclassification in financial result	22	(36)	(38)
Cash flow hedge reserve	(91)	(95)	(245)
o/w related to unmatured hedging instruments	(532)	(513)	(696)
o/w related to discontinued hedges	440	418	451
Forward foreign exchange swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	6	2	2
Carrying amount - liability	(1)	(3)	0
Change in cash flow hedge reserve	5	(10)	(7)
Gain (loss) recognized in other comprehensive income	8	(12)	(15)
Reclassification in financial result	(1)	(1)
Reclassification in operating income for the period	1	1	(1)
Reclassification in initial carrying amount of hedged item	(3)	2	9
Cash flow hedge reserve	2	(6)	3
o/w related to unmatured hedging instruments	2	(6)	3
o/w related to discontinued hedges			0
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	1	1
Carrying amount - liability	(31)	(36)	(34)
Change in cash flow hedge reserve	11	7	23
Gain (loss) recognized in other comprehensive income	11	7	7
Reclassification in financial result		(1)	16
Cash flow hedge reserve	(11)	(22)	(25)
o/w related to unmatured hedging instruments	(11)	€ (22)	(28)
o/w related to discontinued hedges	€ 0		€ 3